Financial Statement Amounts and Balances of Group's VIEs (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entity [Line Items]
Total current assets	$ 306,819	$ 289,784
Total assets	414,628	386,346
Total current liabilities	66,362	54,367
Total liabilities	66,652	54,657
Net revenues	119,507	137,663	323,800
Net loss attributable to China Techfaith Wireless Communication Technology Limited	(2,470)	(3,294)	27,127
Net cash (used in) provided by operating activities	3,399	2,960	61,214
Net cash used in investing activities	(11,324)	(21,510)	(25,920)
Net cash provided by financing activities	8,120	23,231	6,403
Consolidated variable interest entities without recourse to China Techfaith Wireless Communication Technology Limited
Variable Interest Entity [Line Items]
Total current assets	28,128	27,070
Total non-current assets		1,442
Total assets	28,128	28,512
Total assets as % of the Group's total assets	7.00%	7.00%
Total current liabilities	211	205
Total non-current liabilities
Total liabilities	211	205
Total Liabilities as % of the Group's total liabilities
Net revenues		3	1,868
Net revenues as % of the Group's net revenue			1.00%
Net loss attributable to China Techfaith Wireless Communication Technology Limited	(1,179)	(3,194)	(62)
Net cash (used in) provided by operating activities	1,056	(1,373)	(6,368)
Net cash used in investing activities			(2)
Net cash provided by financing activities